Revenue - Summary of Disaggregated Revenue by Geographic Region (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disaggregation Of Revenue [Line Items]
Revenue	$ 308	$ 527
% of Revenue	100.00%	100.00%
Recognized at a point in time [Member]
Disaggregation Of Revenue [Line Items]
Revenue	$ 293	$ 135
% of Revenue	95.00%	26.00%
Recognized over time [Member]
Disaggregation Of Revenue [Line Items]
Revenue	$ 15	$ 392
% of Revenue	5.00%	74.00%
North America [Member]
Disaggregation Of Revenue [Line Items]
Revenue	$ 201	$ 135
% of Revenue	65.00%	26.00%
Europe [Member]
Disaggregation Of Revenue [Line Items]
Revenue	$ 15	$ 392
% of Revenue	5.00%	74.00%
Asia [Member]
Disaggregation Of Revenue [Line Items]
Revenue	$ 92	$ 0
% of Revenue	30.00%	0.00%